Financial instruments (Measurement of fair values hierarchy levels) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 28,467	$ 2,807
Current portion of long-term debt	(499,821)	0
Derivative liabilities	(22,344)	(58,342)
Long-term debt	(1,284,353)	(997,000)
Net financial instruments	(1,778,051)	(1,052,535)
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	28,467	2,807
Derivative liabilities	(16,525)	(51,058)
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(5,819)	(7,284)
Level 2 of fair value hierarchy [member] | Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	28,467	2,807
Derivative liabilities	(16,525)	(51,058)
Level 2 of fair value hierarchy [member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(5,819)	(7,284)
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Current portion of long-term debt	(500,000)
Long-term debt	(1,303,681)	(1,014,010)
Net financial instruments	$ (1,797,558)	$ (1,069,545)